Gain on Remeasurement of Financial Liability -DFA (Tables)	12 Months Ended
Jun. 30, 2025
Material income and expense [abstract]
Summary of Gain on Remeasurement of Financial Liability DFA

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Gain on remeasurement of financial liability - DFA	—	387	12,302
Total gain on remeasurement of financial liability - DFA	—	387	12,302